Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Retained earnings	$ (204,011,722)	$ (205,426,337)
Inventory reserve - two years	100.00%
Inventory reserve - one year	50.00%
Inventory reserve - six months	25.00%
Cash and cash equivalents	$ 2,908,024	1,643,920	$ 1,197,080
Revenue - equipment leasing	11,500
Equipment under lease	$ 9,073,361	$ 8,827,876
Maturity Greater than 90 Days [Member]
Percent of invoice written off	100.00%
Maturity Greater than 60 Days [Member]
Percent of invoice written off	10.00%
Foreign Subsidiaries in China [Member]
Cash and cash equivalents held by foreign subsidiaries	50.00%
Percentage of registered capital	150.00%
Retained earnings	$ 22,600,000
Retained earnings needed for repatriation	$ 11,300,000
Foreign Subsidiaries in China [Member] | Maturity Greater than 120 Days [Member]
Percent of invoice written off	100.00%
Upper Limit [Member]
Value added tax rate	17.00%
Equipment under lease [Member]
Equipment under lease	$ 55,210
Property and Equipment [Member] | Upper Limit [Member]
Estimated Life (Years)	10 years
Property and Equipment [Member] | Lower Limit [Member]
Estimated Life (Years)	1 year